INCOME TAXES (Details - Reconcilation of income tax) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax benefit at statutory rate	$ 2,455,499	$ 4,357,970
Change in valuation allowance	$ (2,455,499)	$ (4,357,970)